Interest Expense - Summary of Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Interest costs [abstract]
Total interest expense	$ 83,978	$ 96,024	$ 170,682	$ 209,656